Financial instruments and financial risk management - Credit risk (Details) - Credit risk € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0
Maximum
Disclosure of financial assets that are either past due or impaired [line items]
Recommended maturity term for short term investment	6 months